Financial instruments - Financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 948	$ 1,230
Financial assets, fair value	948	1,230
Financial liabilities	812	1,132
Financial liabilities, fair value	812	1,126
Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	600	620
Financial liabilities, fair value	600	620
Long-Term Debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	200	500
Financial liabilities, fair value	200	494
Electricity Swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets	13
Financial assets, fair value	13
Financial liabilities	12	12
Financial liabilities, fair value	12	12
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12	12
Financial liabilities at fair value through profit or loss, category | Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category | Electricity Swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets	13
Financial liabilities	12	12
Financial Liabilities, Other, Category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	800	1,120
Financial Liabilities, Other, Category | Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	600	620
Financial Liabilities, Other, Category | Long-Term Debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	200	500
Cash And Short Term Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	641	900
Financial assets, fair value	641	900
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	292	302
Financial assets, fair value	292	302
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets	2	6
Financial assets, fair value	2	6
Electricity Swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets		22
Financial assets, fair value		22
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	933	1,202
Financial liabilities	0	0
Financial assets at amortised cost, category | Cash And Short Term Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	641	900
Financial assets at amortised cost, category | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	292	302
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	15	28
Financial assets at fair value through profit or loss, category | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2	6
Financial assets at fair value through profit or loss, category | Electricity Swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 22